Related Party Transactions - Founder Shares (Details)		1 Months Ended	6 Months Ended
	Dec. 02, 2020 USD ($) shares	Dec. 31, 2020 Day $ / shares shares	Jun. 30, 2021 Day $ / shares shares	Feb. 09, 2021 shares	Feb. 04, 2021 shares	Dec. 31, 2019 $ / shares shares
Related Party Transaction [Line Items]
Common shares, par value, (per share) | $ / shares		$ 0.00001	$ 0.00001			$ 0.00001
Common shares, shares outstanding (in shares)		2,124	2,627			996
Fifth Wall Acquisition Corp [Member]
Related Party Transaction [Line Items]
Common shares, par value, (per share) | $ / shares		$ 0.0001
Class B Common Stock [Member] | Fifth Wall Acquisition Corp [Member]
Related Party Transaction [Line Items]
Consideration received, shares	7,187,500
Common shares, par value, (per share) | $ / shares		$ 0.0001	$ 0.0001
Common shares, shares outstanding (in shares)		8,625,000	8,625,000
Shares subject to forfeiture		1,125,000
Class A Common Stock Subject to Redemption | Fifth Wall Acquisition Corp [Member]
Related Party Transaction [Line Items]
Common shares, par value, (per share) | $ / shares		$ 0.0001
Common shares, shares outstanding (in shares)		0
Sponsor | Fifth Wall Acquisition Corp [Member]
Related Party Transaction [Line Items]
Restrictions on transfer period of time after business combination completion		30 days	30 days
Founder Shares | Sponsor | Share Price, $12.00 Per Share [Member] | Fifth Wall Acquisition Corp [Member]
Related Party Transaction [Line Items]
Percentage of shares, subject to lock up upon completion of Business Combination			40
Founder Shares | Sponsor | Share Price, $15.00 Per Share [Member] | Fifth Wall Acquisition Corp [Member]
Related Party Transaction [Line Items]
Percentage of shares, subject to lock up upon completion of Business Combination			30
Founder Shares | Sponsor | Share Price, $17.50 Per Share [Member] | Fifth Wall Acquisition Corp [Member]
Related Party Transaction [Line Items]
Percentage of shares, subject to lock up upon completion of Business Combination			30
Founder Shares | Sponsor | Class B Common Stock [Member] | Fifth Wall Acquisition Corp [Member]
Related Party Transaction [Line Items]
Consideration received | $	$ 25,000
Consideration received, shares	7,187,500
Common shares, shares outstanding (in shares)		8,625,000			8,625,000
Shares subject to forfeiture	1,125,000	1,125,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%
Restrictions on transfer period of time after business combination completion		1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares		$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | Day		20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | Day		30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days	150 days
Founder Shares | Sponsor | Class A Common Stock Subject to Redemption | Fifth Wall Acquisition Corp [Member]
Related Party Transaction [Line Items]
Common shares, shares outstanding (in shares)				1,125,000